INTANGIBLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Components of Intangible Assets, Net
The following table shows the components of intangible assets, net (in thousands):

	Useful Lives (in Years)	December 31, 2023	December 31, 2022
Trade name	10-13	$1,280	$1,280
Technology	13	270	270

Total intangible assets		1,550	1,550
Less: accumulated amortization		(1,334)	(1,287)

Intangible assets, net		$216	$263